Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.226% Senior Notes due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 696,540,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,192.17
Offering Note	The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from EUR to USD based upon the EUR to USD exchange rate as of March 5, 2026 on Bloomberg of 1.00 EUR to 1.1609 USD.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.812% Senior Notes due 2034
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 1,044,810,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 144,288.26
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.193% Senior Notes due 2038
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 870,675,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,240.22
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.737% Senior Notes due 2046
Amount Registered | shares	870,675,000
Maximum Aggregate Offering Price	$ 870,675,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,240.22
Offering Note	See Note 1.